Summary Prospectus and
Prospectus Supplement

September 2, 2025

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 2, 2025 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses and Prospectus dated April 30, 2025, as supplemented

American Resilience Portfolio
Global Franchise Portfolio
International Equity Portfolio
International Resilience Portfolio
(the "Funds")

Effective October 31, 2025 (the "Effective Date"), Isabelle Mast and Anton Kryachok will begin serving as portfolio managers of each Fund and Nic Sochovsky and Marcus Watson will no longer serve as portfolio managers of each Fund. William D. Lock, Bruno Paulson, Alex Gabriele and Richard Perrott will continue to serve as portfolio managers of each Fund.

Accordingly, on the Effective Date, the Summary Prospectuses and Prospectus will be amended as follows:

All references to Nic Sochovsky and Marcus Watson in the Summary Prospectuses and Prospectus will be deleted.

The following will be added to the table in the sections of each Summary Prospectus titled "Fund Management—Portfolio Managers" and the Prospectus titled "Fund Summary—American Resilience Portfolio—Fund Management—Portfolio Managers", "Fund Summary—Global Franchise Portfolio—Fund Management—Portfolio Managers", "Fund Summary—International Equity Portfolio—Fund Management—Portfolio Managers" and "Fund Summary—International Resilience Portfolio—Fund Management—Portfolio Managers":

Name	Title with Sub-Adviser	Date Began Managing Fund
Isabelle Mast	Executive Director of MSIM Limited	October 2025
Anton Kryachok	Executive Director of MSIM Limited	October 2025

The section of the Prospectus titled "Fund Management—Portfolio Management—American Resilience Portfolio, Global Franchise Portfolio, Global Stars Portfolio, International Equity Portfolio and International Resilience Portfolio" will be deleted in its entirety and replaced with the following:

American Resilience Portfolio, Global Franchise Portfolio, Global Stars Portfolio, International Equity Portfolio and International Resilience Portfolio

The Fund is managed by members of the International Equity team, which consists of portfolio managers. Except for the Global Stars Portfolio, current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Messrs. Lock, Paulson, Gabriele, Perrott and Kryachok and Ms. Mast. Mr. Gabriele and Mr. Perrott are responsible for the day-to-day management of the Global Stars Portfolio.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Gabriele has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott has been associated with MSIM Limited in an investment management capacity since 2015. Mr. Kryachok has been associated with MSIM Limited in an investment management capacity since 2021. Ms. Mast has been associated with MSIM Limited in an investment management capacity since 2021.

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

The composition of the team may change from time to time.

Please retain this supplement for future reference.

  IFISUMPROPSPT 9/25

Statement of Additional Information Supplement

September 2, 2025

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 2, 2025 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2025, as supplemented

American Resilience Portfolio

Global Franchise Portfolio

International Equity Portfolio

International Resilience Portfolio
(the "Funds")

Effective October 31, 2025 (the "Effective Date"), Isabelle Mast and Anton Kryachok will begin serving as portfolio managers of each Fund and Nic Sochovsky and Marcus Watson will no longer serve as portfolio managers of each Fund. William D. Lock, Bruno Paulson, Alex Gabriele and Richard Perrott will continue to serve as portfolio managers of each Fund.

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The sections of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2024 (unless otherwise indicated)—American Resilience", "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2024 (unless otherwise indicated)—Global Franchise", "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2024 (unless otherwise indicated)—International Equity" and "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2024 (unless otherwise indicated)—International Resilience" will be deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
American Resilience
Alex Gabriele*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
William D. Lock*	14	$28.7 billion	34	$13.3 billion	51	(1)	$32.2 billion(1)
Bruno Paulson*	14	$28.7 billion	34	$13.3billion	49	(1)	$32.1 billion(1)
Richard Perrott*	15	$28.8 billion	34	$13.3billion	50	(1)	$32.1 billion(1)
Anton Kryachok*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Isabelle Mast*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Global Franchise
Alex Gabriele*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
William D. Lock*	14	$28.7 billion	34	$13.3 billion	51	(1)	$32.2 billion(1)
Bruno Paulson*	14	$28.7 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Richard Perrott*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
Anton Kryachok*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Isabelle Mast*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
International Equity
Alex Gabriele*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
William D. Lock*	14	$27.7 billion	34	$13.3 billion	51	(1)	$32.2 billion(1)
Bruno Paulson*	14	$27.7 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Richard Perrott*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
Anton Kryachok*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Isabelle Mast*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
International Resilience
Alex Gabriele*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
William D. Lock*	14	$28.7 billion	34	$13.3 billion	51	(1)	$32.2 billion(1)
Bruno Paulson*	14	$28.7 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Richard Perrott*	15	$28.8 billion	34	$13.3 billion	50	(1)	$32.1 billion(1)
Anton Kryachok*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)
Isabelle Mast*	8	$25.0 billion	34	$13.3 billion	49	(1)	$32.1 billion(1)

(1)  Of these other accounts, one account with a total of approximately $900.0 million in assets had performance-based fees.

*  As of July 31, 2025.

The sections of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—American Resilience", "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Global Franchise", "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—International Equity" and "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—International Resilience" will be deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
American Resilience
Alex Gabriele	None
William D. Lock	None
Bruno Paulson	None
Richard Perrott	None
Anton Kryachok**	None
Isabelle Mast**	None
Global Franchise
Alex Gabriele	$500,001-$1,000,000
William D. Lock	Over $1 million
Bruno Paulson	Over $1 million
Richard Perrott	$100,001-$500,000
Anton Kryachok**	$500,001-$1,000,000
Isabelle Mast**	$100,001-$500,000
International Equity
Alex Gabriele	None
William D. Lock	$50,001-$100,000
Bruno Paulson	Over $1 million
Richard Perrott	$100,001-$500,000
Anton Kryachok**	$100,001-$500,000
Isabelle Mast**	$10,001-$50,000
International Resilience
Alex Gabriele	None
William D. Lock	None
Bruno Paulson	None
Richard Perrott	None
Anton Kryachok**	None
Isabelle Mast**	None

**  As of August 26, 2025.

Please retain this supplement for future reference.